PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2025 USD ($)
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefits and other post-employment benefits obligations	Rp 12,996		Rp 11,540	Rp 11,414	$ 779
Others	92		33	41
Pension and other post-employment benefits (Note 29)	1,854		1,691	1,764
Long service employee benefit obligation	1		0	1
Defined benefit plan acturial gain (loss) - net of tax	(323)		755	(1,412)
Deferred tax effect at the applicable tax rates	87		(120)	23
Defined benefit plan actuarial gain (loss) - net of tax	(236)	$ (14)	635	(1,389)
Obligation under the Labor Law
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefits and other post-employment benefits obligations	1,139		1,064
Pension and other post-employment benefits (Note 29)	192		232	217
Defined benefit plan acturial gain (loss) - net of tax	5		107	41
Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefits and other post-employment benefits obligations	1,708		1,550
Pension and other post-employment benefits (Note 29)	281		282	205
Defined benefit plan acturial gain (loss) - net of tax	123		202	(1,265)
Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefits and other post-employment benefits obligations	187		175
Pension and other post-employment benefits (Note 29)	17		20	22
Defined benefit plan acturial gain (loss) - net of tax	(6)		6	(2)
Long Service Employee Benefit
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefits and other post-employment benefits obligations	1		1
Defined benefit plan acturial gain (loss) - net of tax			0
Periodic pension benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefits and other post-employment benefits obligations	9,961		8,750
Pension and other post-employment benefits (Note 29)	1,363		1,157	1,319
Defined benefit plan acturial gain (loss) - net of tax	(445)		440	(186)
Periodic pension benefit cost | Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefits and other post-employment benefits obligations	5,978		4,950
Pension and other post-employment benefits (Note 29)	978		663	633
Defined benefit plan acturial gain (loss) - net of tax	(77)		420	91
The company | Defined pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefits and other post-employment benefits obligations	3,725		3,543
Pension and other post-employment benefits (Note 29)	357		518	629
Defined benefit plan acturial gain (loss) - net of tax	(381)		72	(524)
The company | Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefits and other post-employment benefits obligations	42		42
Pension and other post-employment benefits (Note 29)	3		3	3
Defined benefit plan acturial gain (loss) - net of tax	(1)		1	1
The company | Unfunded Pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefits and other post-employment benefits obligations	216		215
Pension and other post-employment benefits (Note 29)	25		(27)	54
Defined benefit plan acturial gain (loss) - net of tax	Rp 14		Rp (53)	Rp 246